Related party transaction: (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of related parties [Line Items]
Lease rentals paid	₨ 278,774	$ 3,257	₨ 377,195	₨ 265,236
Parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received	0		0		₨ 0
Sitting fees paid	0		0		0
Salaries and other short term benefits	0		0		0
Contributions to defined contribution plans	0		0		0
Share based payment transactions	0		0		0
Lease rentals paid	2,247		1,369		1,369
Amount of outstanding balances
Advance lease rentals and refundable deposits made	0		0		0
Lease rentals payable	0		114		114
Other related parties [Member]
Disclosure of related parties [Line Items]
Consultancy services received	0		0		0
Sitting fees paid	0		0		0
Salaries and other short term benefits	0		0		0
Contributions to defined contribution plans	0		0		0
Share based payment transactions	0		0		0
Lease rentals paid	8,970		8,594		8,054
CSR Contribution made	19,962		27,850	24,390
6% Non-Cumulative Compulsorily convertible preference shares	0		500,000	₨ 500,000
Amount of outstanding balances
Advance lease rentals and refundable deposits made	5,600		5,600		5,600
Lease rentals payable	0		685		685
Key management personnel of entity or parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received	90		300		300
Sitting fees paid	7,420		2,740		2,200
Salaries and other short term benefits	50,034		62,053		55,930
Contributions to defined contribution plans	2,582		2,541		2,151
Share based payment transactions	0		0		1,901
Lease rentals paid	0		0		0
CSR Contribution made			0		0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	0		0		0
Lease rentals payable	₨ 0		₨ 0		₨ 0